Penn Capital Short Duration High Income Fund

Schedule of Investments
May 31, 2022 (Unaudited)

Convertible Bonds: 0.8%	Principal	Value
Cable & Satellite TV: 0.8%
DISH Network Corp., 2.375%, 3/15/24	340,000	$309,382
Total Convertible Bonds (cost $332,912)		309,382

Corporate Bonds: 89.3%
Advertising: 0.6%
TripAdvisor, Inc., 7.000%, 7/15/25(a)	210,000	217,256
Aerospace/Defense: 4.0%
Howmet Aerospace, Inc., 6.875%, 5/1/25	400,000	427,460
Maxar Space Robotics LLC, 9.750%, 12/31/23(a)	398,000	419,393
Spirit AeroSystens, Inc., 5.500%, 1/15/25(a)	195,000	192,563
TransDigm, Inc., 8.000%, 12/15/25(a)	210,000	219,055
Triumph Group, Inc., 8.875%, 6/1/24(a)	204,000	211,395
		1,469,866
Air Transportation: 2.0%
Allegiant Travel Co., 8.500%, 2/5/24(a)	249,000	251,490
American Airlines, Inc., 11.750%, 7/15/25(a)	90,000	102,127
Delta Air Lines, Inc., 7.000%, 5/1/25(a)	203,000	217,151
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25(a)	135,000	141,331
		712,099
Auto Parts & Equipment: 0.6%
The Goodyear Tire & Rubber Co., 9.500%, 5/31/25	195,000	203,800
Automakers: 5.1%
Ford Motor Co., 9.000%, 4/22/25	1,495,000	1,675,379
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23(a)	150,000	148,500
		1,823,879
Building & Construction: 0.6%
TRI Pointe Group Inc / TRI Pointe Homes, Inc., 5.875%, 6/15/24	230,000	233,962
Cable & Satellite TV: 1.1%
CSC Holdings LLC, 5.250%, 6/1/24	219,000	216,166
CSC Holdings LLC., 5.875%, 9/15/22	200,000	200,910
		417,076
Chemicals: 3.6%
Avient Corp., 5.750%, 5/15/25(a)	145,000	146,407
Compass Minerals International, Inc., 4.875%, 7/15/24(a)	420,000	405,067
Koppers, Inc., 6.000%, 2/15/25(a)	125,000	120,625
OCI NV, 4.625%, 10/15/25(a)	240,000	240,000
NOVA Chemicals Corp., 4.875%, 6/1/24(a)	405,000	397,142
		1,309,241
Consumer/Commercial/Lease Financing: 6.7%
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/25(a)	240,000	234,600
OneMain Finance Corp., 5.625%, 3/15/23	266,000	268,003
OneMain Finance Corp., 6.125%, 3/15/24	700,000	707,103
Navient Corp., 7.250%, 9/25/23	123,000	125,777
Navient Corp., 6.125%, 3/25/24	920,000	918,540
SLM Corp., 4.200%, 10/29/25	155,000	152,665
		2,406,688
Department Stores: 0.5%
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	195,000	193,360
Diversified Capital Goods: 0.5%
Stevens Holding Co, Inc., 6.125%, 10/1/26(a)	200,000	198,500
Electric - Generation: 0.5%
NextEra Energy Operating Partners LP, 4.250%, 7/15/24(a)	200,000	200,108
Energy - Exploration & Production: 5.0%
Antero Resources Corp., 8.375%, 7/15/26(a)	100,000	108,750
Callon Petroleum Co., 6.125%, 10/1/24	160,000	159,346
EQT Corp., 6.625%, 2/1/25	190,000	198,124
Laredo Petroleum, Inc., 9.500%, 1/15/25	100,000	103,652
Occidental Petroleum Corp., 6.950%, 7/1/24	963,000	1,020,780
Ovintiv Exploration, Inc., 5.625%, 7/1/24	95,000	99,922
Range Resources Corp., 5.000%, 3/15/23	116,000	116,145
		1,806,719
Food - Wholesale: 1.1%
HLF Financing Sarl LLC, 7.875%, 9/1/25(a)	266,000	245,691
KeHE Distributors LLC, 8.625%, 10/15/26(a)	132,000	137,204
		382,895
Forestry/Paper: 0.6%
Clearwater Paper Corp., 5.375%, 2/1/25(a)	205,000	200,388
Gaming: 1.1%
Caesars Entertainment, Inc., 6.250%, 7/1/25(a)	130,000	131,690
International Game Technology PLC, 6.500%, 2/15/25(a)	275,000	282,562
		414,252
Gas Distribution: 4.0%
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	195,000	196,950
Buckeye Partners LP, 4.350%, 10/15/24	310,000	307,748
DCP Midstream Operating LP, 5.375%, 7/15/25	195,000	199,871
EnLink Midstream Partners LP, 4.400%, 4/1/24	187,000	186,766
EQM Midstream Partners LP, 4.750%, 7/15/23	147,000	149,323
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/23(a)	235,000	231,524
Western Midstream Operating LP, 3.600%, 2/1/25	190,000	185,535
		1,457,717
Health Facilities: 1.7%
CHS/Community Health Systems, Inc., 8.000%, 3/15/26(a)	170,000	170,343
HCA, Inc., 5.375%, 2/1/25	240,000	248,086
Tenet Healthcare Corp., 4.625%, 7/15/24	99,000	98,947
Tenet Healthcare Corp., 4.625%, 9/1/24(a)	100,000	100,000
		617,376
Hotels: 3.1%
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(a)	125,000	126,984
Park Intermediate Holdings LLC, 7.500%, 6/1/25(a)	192,000	198,955
Travel + Leisure Co., 6.600%, 10/1/25	175,000	181,125
Travel + Leisure Co., 5.650%, 4/1/24	425,000	427,125
Travel + Leisure Co., 6.625%, 7/31/26(a)	200,000	205,328
		1,139,517
Investments & Miscellaneous Financial Services: 2.5%
Icahn Enterprises LP, 6.250%, 5/15/26	268,000	269,381
Icahn Enterprises LP, 4.750%, 9/15/24	430,000	428,854
Oppenheimer Holdings, Inc., 5.500%, 10/1/25	220,000	220,000
		918,235
Machinery: 0.3%
Hillenbrand, Inc., 5.750%, 6/15/25	100,000	102,626
Media Content: 2.1%
AMC Networks, Inc., 5.000%, 4/1/24	273,000	271,976
Univision Communications, Inc., 5.125%, 2/15/25(a)	515,000	508,563
		780,539
Monoline Insurance: 2.8%
MGIC Investment Corp., 5.750%, 8/15/23	200,000	204,237
NMI Holdings, Inc., 7.375%, 6/1/25(a)	375,000	392,906
Radian Group, Inc., 4.500%, 10/1/24	440,000	433,947
		1,031,090
Multi-Line Insurance: 1.5%
Enact Holdings, Inc., 6.500%, 8/15/25(a)	210,000	210,550
Genworth Holdings, Inc., 4.800%, 2/15/24	340,000	340,976
		551,526
Non-Electric Utilities: 0.5%
AmeriGas Partners LP, 5.625%, 5/20/24	165,000	167,887
Oil Field Equipment & Services: 1.1%
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	100,000	99,975
Oceaneering International, Inc., 4.650%, 11/15/24	171,000	167,917
TechnipFMC PLC, 6.500%, 2/1/26(a)	137,000	141,614
		409,506
Oil Refining & Marketing: 0.5%
Methanex Corp., 4.250%, 12/1/24	195,000	193,810

Packaging: 3.2%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	473,000	489,555
FXI Holdings, Inc., 7.875%, 11/1/24(a)	125,000	115,625
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(a)	262,000	264,620
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(a)	205,000	199,916
Pactiv LLC, 7.950%, 12/15/25	90,000	87,300
		1,157,016
Personal & Household Products: 1.1%
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25(a)	160,000	163,538
Newell Brands, Inc., 3.850%, 4/1/23	108,000	107,865
		271,403
Pharmaceuticals: 2.8%
Elanco Animal Health, Inc., 5.772%, 8/28/23	200,000	204,000
Owens & Minor, Inc., 4.375%, 12/15/24	625,000	619,182
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/24	200,000	202,000
		1,025,182
Real Estate Development & Management: 1.6%
Newmark Group, Inc., 6.125%, 11/15/23	385,000	388,369
Realogy Group LLC, 4.875%, 6/1/23(a)	180,000	178,716
		567,085
Real Estate Investment Trusts (REITs): 6.2%
HAT Holdings I LLC, 6.000%, 4/15/25(a)	210,000	212,808
iStar, Inc., 4.750%, 10/1/24	220,000	219,202
Service Properties Trust, 5.000%, 8/15/22	175,000	174,400
Service Properties Trust, 4.500%, 6/15/23	465,000	451,050
Service Properties Trust, 7.500%, 9/15/25	155,000	153,496
Starwood Property Trust, Inc., 3.750%, 12/31/24(a)	150,000	144,476
Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	310,000	311,550
VICI Properties LP / VICI Note Co, Inc., 5.625%, 5/1/24(a)	455,000	460,005
XHR LP, 6.375%, 8/15/25(a)	100,000	101,215
		2,228,202
Recreation & Travel: 4.1%
Carnival Corp., 10.500%, 2/1/26(a)	155,000	166,857
Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	120,000	120,227
Royal Caribbean Cruises Ltd., 10.875%, 6/1/23(a)	600,000	624,036
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	205,000	212,380
Six Flags Entertainment Corp., 4.875%, 7/31/24(a)	210,000	206,361
Vail Resorts, Inc., 6.250%, 5/15/25(a)	165,000	169,473
		1,499,334
Restaurants: 0.6%
Brinker International, Inc., 3.875%, 5/15/23	220,000	215,600
Specialty Retail: 3.4%
Abercrombie & Fitch Management Co., 8.750%, 7/15/25(a)	175,000	179,288
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	193,000	208,188
G-III Apparel Group Ltd., 7.875%, 8/15/25(a)	215,000	218,505
Hanesbrands, Inc., 4.625%, 5/15/24(a)	215,000	213,925
Michael Kors USA, Inc., 4.500%, 11/1/24(a)	200,000	194,406
QVC, Inc., 4.850%, 4/1/24	115,000	112,125
QVC, Inc., 4.450%, 2/15/25	130,000	120,900
		1,247,337
Support - Services: 3.8%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	176,000	174,795
Matthews International Corp., 5.250%, 12/1/25(a)	243,000	232,065
Pitney Bowes, Inc., 4.625%, 3/15/24	165,000	161,159
Prime Security Services Borrower LLC, 5.250%, 4/15/24(a)	417,000	416,479
Sabre GLBL, Inc., 9.250%, 4/15/25(a)	220,000	227,682
WESCO Distribution, Inc., 7.125%, 6/15/25(a)	160,000	166,120
		1,378,300
Tech Hardware & Equipment: 0.4%
Xerox Corp., 3.800%, 5/15/24	40,000	39,000
Xerox Corp., 4.625%, 3/15/23	100,000	99,875
		138,875
Telecom - Satellite: 1.0%
Hughes Satellite Systems Corp., 6.625%, 8/1/26	380,000	374,245
Telecom - Wireless: 3.8%
Sprint Corp., 7.125%, 6/15/24	1,053,000	1,118,802
Sprint Corp., 7.625%, 2/15/25	240,000	259,733
		1,378,535
Telecom - Wireline Integrated & Services: 2.4%
Lumen Technologies, Inc., 7.500%, 4/1/24	200,000	206,940
Qwest Corp., 7.250%, 9/15/25	630,000	670,729
Quebecor Media, Inc., 5.750%, 1/15/23	161,000	162,736
		1,040,405
Theaters & Entertainment: 0.5%
Cinemark USA, Inc., 8.750%, 5/1/25(a)	90,000	92,709
Live Nation Entertainment, Inc., 4.875%, 11/1/24(a)	105,000	104,038
		196,747
Tobacco: 0.4%
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	124,000	113,635
Transport Infrastructure/Services: 0.4%
XPO Logistics, Inc., 6.250%, 5/1/25(a)	147,000	151,494
Total Corporate Bonds (cost $33,672,665)		32,543,313

	Number of
Mutual Funds: 7.0%	Shares
Penn Capital Floating Rate Income Fund - Institutional Class (b)	275,668	2,538,904
Total Mutual Funds (cost $2,696,073)		2,538,904

Short-Term Investments: 1.0%
U.S. Bank Money Market Deposit Account, 0.500%(c)	348,794	348,794
Total Short-Term Investments (cost $348,794)		348,794

Total Investments - 98.1% (cost $37,050,444)		35,740,393
Other Assets and Liabilities 1.9%		691,705
Net Assets: 100.0%		$36,432,098

Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of May 31, 2022, the value of these investments was $14,070,977, or 38.6% of total net assets.

(b)	Affiliated company.
(c )	The rate shown is as of May 31, 2022.

Country Exposure (as a percentage of total investments)
United States		90.9%
Canada		2.7%
Liberia		2.0%
United Kingdom		1.6%
Netherlands		1.2%
Cayman Islands		1.1%
Panama		0.5%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Prices are determined using quoted prices in active markets for identical securities.
Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of May 31, 2022, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$309,382	$-	$309,382
Corporate Bonds	-	32,543,313	-	32,543,313
Mutual Funds	2,538,904	-	-	2,538,904
Short-Term Investments	348,794	-	-	348,794
Total Investments in Securities	$2,887,698	$32,852,695	$-	$35,740,393

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.